Tribune Company

Harbor Mid Cap Value Fund has been named as a defendant and/or as a putative member of a proposed defendant class in Kirschner v.
FitzSimons (In re Tribune
Co.), No. 12-2652 (S.D.N.Y.) (the "FitzSimons action");
Deutsche Bank v.
Ohlson Enterprises, No. 12-0064 (S.D.N.Y.) (the
"Deutsche Bank action"); and
Niese v. ABN AMRO Clearing Chicago LLC, No. 12-0555
(S.D.N.Y.) (the
"Niese action"), as a result of its ownership of shares in the Tribune Company
("Tribune") in 2007, when Tribune effected a leveraged buyout transaction
("LBO") by which Tribune converted to a privately-held company. The plaintiffs in these lawsuits have asserted claims for fraudulent conveyance against Harbor Mid Cap Value Fund and other former
Tribune shareholders.

All three lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding
In re Tribune Co.
Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.)
(the "MDL
Proceeding").

On September 23, 2013, the District Court granted the defendants' omnibus motion to dismiss the Deutsche Bank and Niese actions, on the basis that the plaintiffs lacked standing. The plaintiffs appealed. On March 29, 2016, the U.S.
Court of Appeals for the Second Circuit issued its opinion on the appeal, affirming the district court's dismissal of those lawsuits. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code-the statutory safe harbor for settlement payments.
Plaintiffs sought rehearing en
banc, which the Second Circuit denied.  On September
9, 2016, the plaintiffs
filed a petition for writ of certiorari in the U.S. Supreme
Court challenging the
Second Circuit's decision, which the shareholder defendants opposed. On April
3, 2018, Justice Kennedy and Justice Thomas issued a "Statement" related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court's decision in Merit Management Group LP
v. FTI Consulting, Inc. On April 10, 2018, plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit
Management. On April 20, 2018, the shareholder defendants filed a response to plaintiffs' motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate "in anticipation of further panel review."

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under
U.S. federal law. On January 6, 2017, the United States
District Court for the
Southern District of New York granted the shareholder defendants' motion to dismiss and denied plaintiff's request to amend the complaint. The Court's order is not immediately appealable, but the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain. On July 18,
2017, the plaintiff submitted a letter to the District
Court seeking leave to amend
its complaint to add a constructive fraudulent transfer claim. The Court denied the plaintiff's request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court's ruling in Merit
Management. The shareholder defendants opposed that request. On June 18,
2018, the District Court ordered that the request would be stayed from pending further action by the Second Circuit in the still pending appeal, discussed above.

None of these lawsuits alleges any wrongdoing on the part of Harbor Mid Cap
Value Fund. Harbor Mid Cap Value Fund held shares of
Tribune and tendered
these shares as part of Tribune's LBO. The value of the proceeds received by
Harbor Mid Cap Value Fund was approximately
$299,000. Harbor Mid Cap
Value Fund's cost basis in the shares of Tribune was approximately $262,000.
At this stage of the proceedings, Harbor Mid Cap Value
Fund is not able to
make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on the Fund's net asset value.